Schedule of Notes Payable Related Parties (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2021 $ / shares
Scientific Advisory Board [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt interest percentage	10.00%
Debt maturity date	Dec. 31, 2019
Scientific Advisory Board [Member] | Notes Payable One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt interest percentage	10.00%
Scientific Advisory Board [Member] | Notes Payable Three [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt interest percentage	10.00%
Chief Executive Officer [Member] | Notes Payable One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt interest percentage	8.00%
Chief Financial Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt interest percentage	8.00%
Debt maturity date	Dec. 31, 2019
Business Advisory Board [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt maturity date	Apr. 20, 2019
Business Advisory Board [Member] | Notes Payable One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt interest percentage	8.00%
Share price	$ 0.005
Business Advisory Board [Member] | Notes Payable Two [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt interest percentage	10.00%
Share price	$ 0.004